Acquisitions - Other (Details) - USD ($) $ in Thousands		10 Months Ended
	Feb. 28, 2020	Dec. 31, 2020
Business Acquisition
Revenue of acquiree		$ 349,200
Operating loss of acquiree		1,300
Acquisition, restructuring and integration costs,		14,300
Impairment charges, inventory write-offs and losses on disposal of property, plant and equipment		$ 95,000
S&D Acquisition
Business Acquisition
Business acquisition ownership, percentage	100.00%
Cash consideration	$ 401,619
S&D Acquisition | Term loan
Business Acquisition
Proceeds from debt	240,000
S&D Acquisition | Asset-based lending facility
Business Acquisition
Proceeds from debt	$ 25,000